Note 16 - Financial Instruments - Change in Fair Value of Contingent Consideration Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	$ (1,383)	$ (193)
Balance, December 31, 2018	13,286
Less: current portion	12,005	12,640
Non-current portion	1,281	5,778
Fair Value, Inputs, Level 3 [Member]
Balance, December 31, 2017	18,418
Amounts recognized on acquisitions	4,536
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	(167)	1,314
Resolved and settled in cash	(9,245)
Other	(256)
Balance, December 31, 2018	13,286	$ 18,418
Less: current portion	12,005
Non-current portion	$ 1,281